Short-Term Borrowings	12 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS
12.	SHORT-TERM BORROWINGS

As of September 30, 2021 and 2022, the borrowings consisted of the following:

	As of September 30,
	2021	2022
Short-term borrowings	$310,395	$2,811,555

On August 11, 2020, Yizhiying entered into a non-revolving loan facility of RMB2,000,000 ($294,568) with Bank of Jiangsu with annual interest of 4.35% and a term of 12 months, which was guaranteed by Jianhui Ye, the Chief Executive Officer and a significant shareholder of the Company.

On August 30, 2022, Yizhiying entered into a new non-revolving loan facility of RMB2,000,000 ($281,155) with the same contract term of the expired loan facility.

On January 25, 2022 Tianjin Jiahao entered into a non-revolving loan facility of RMB18,000,000 ($2,530,400) with Tianjin Rural Commercial Bank with interest of 3.7% and a term of 12 months.

For the years ended September 30, 2020, 2021 and 2022, the Company recorded interest expense of $21,686, $12,107 and $105,430 respectively.